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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

December 18, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644

Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
     Registration Statement on Form N-4
     File No. 333-161644

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify, on behalf of the Registrant, that the form of the prospectus, dated December 11, 2009, and the statement of additional information, dated May 1, 2009, contain no changes from the form of prospectus and statement of additional information contained in the pre-effective amendments filed via EDGAR on Form N-4 on December 8, 2009 and September 15, 2009, respectively.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities